Prepaid Expenses and Other Current Assets (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 422,000		$ 422,000		$ 1,530,000	$ 2,869,000
Prepaid marketing	354,000		354,000		387,000	2,321,000
Prepaid software	2,233,000		2,233,000		2,406,000	2,762,000
Other prepaid expenses and other current assets	2,538,000		2,538,000		1,655,000	1,010,000
Total	5,547,000		5,547,000		5,978,000	8,962,000
Property, Plant and Equipment [Line Items]
Impairment charges	$ 0	$ 0	$ 0	$ 0	24,403,000	4,317,000	$ 2,372,000
Abandoned Cloud Computing Arrangement
Property, Plant and Equipment [Line Items]
Impairment charges					$ 0	$ 800,000